Related Party Disclosures - Summary of Compensation for Members of Senior Management Team (Details) - Other Key Management - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 1,210	€ 1,150	€ 1,231
Fixed remuneration Fringe benefits	21	23	19
Variable remuneration	1,014	698	305
Pension expense	85	81	86
Long Term Benefits	(6,007)	1,254	723
Share based compensation	1,536
Total remuneration	€ (2,141)	€ 3,206	€ 2,364